Statement of Earnings - Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2013
Income Statement [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	Six months ended June 30,
	2013	2012
	(unaudited)	(unaudited)

Income per share attributable to AngloGold Ashanti common stockholders: (cents) (see note K)

Net income
Ordinary shares	(485)	182
E Ordinary shares	(242)	91
Ordinary shares - diluted	(536)	136
E Ordinary shares - diluted	(268)	85

Weighted average number of shares used in computation
Ordinary shares	385,631,208	384,238,379
Ordinary shares - diluted	404,226,218	419,116,755
E Ordinary shares - basic and diluted	1,604,681	2,560,095

Dividend declared per ordinary share (cents)	10	38
Dividend declared per E ordinary share (cents)	5	19